Business Segments (Restructuring Costs) (Details 1) - Education [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Accelerated depreciation	$ 339	$ 1,815	$ 17,956
Lease obligation losses	0	2,694	8,240
Severance	6,099	5,902	14,234
Other	2,627	1,441	209
Total restructuring costs	$ 9,065	$ 11,852	$ 40,639